As filed with the Securities and Exchange Commission on December
                            26, 2002
                     Registration Nos. 333-
                         93169/811-5672

               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            FORM N-4
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                PRE-EFFECTIVE AMENDMENT NO. ____
                 POST-EFFECTIVE AMENDMENT NO. 3
                               (X)

                             and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT
                       COMPANY ACT OF 1940
                                   Amendment No.  104     (X)
                 (Check appropriate box or boxes)

                   WRL SERIES ANNUITY ACCOUNT
                    (Exact Name of Registrant)

           WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                       (Name of Depositor)
                      570 Carillon Parkway
                  St. Petersburg, Florida 33716
 (Address of Depositor's Principal Executive Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code:
                         (727) 299-1800
                ________________________________

                         John K. Carter
                Vice President and Senior Counsel
           Western Reserve Life Assurance Co. of Ohio
                      570 Carillon Parkway
                  St. Petersburg, Florida 33716
             (Name and Address of Agent for Service)

                            Copy to:

                  Mary Jane Wilson-Bilik, Esq.
                 Sutherland Asbill & Brennan LLP
                 1275 Pennsylvania Avenue, N.W.
                   Washington, D.C. 20004-2415


Title of Securities Being Registered: Units of interest in the separate account under flexible payment variable accumulation deferred annuity contracts.

It is proposed that this filing will become effective (check appropriate space):


___  immediately upon filing pursuant to paragraph  (b)  of  Rule
485.

__X_  on   December 31, 2002, pursuant to paragraph (b)  of  Rule
485.

___ 60 days after filing pursuant to paragraph (a) of Rule 485.

___ on ____________, pursuant to paragraph (a) of Rule 485.
















































                             PART A

       THE PROSPECTUS FROM POST-EFFECTIVE AMENDMENT NO. 2,
      AS SUPPLEMENTED, IS INCORPORATED HEREIN BY REFERENCE




















































                      WRL FREEDOM ENHANCER
                        VARIABLE ANNUITY
                         Issued Through
                   WRL SERIES ANNUITY ACCOUNT
                               By
           WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

  Supplement Dated December 31, 2002 to Prospectus Dated May 1,
                              2002
  as Supplemented May 1, 2002, August 14, 2002 and November 1,
                              2002

Please use this supplement with the WRL Freedom Enhancer prospectus dated May 1, 2002, as supplemented May 1, 2002, August
14, 2002 and November 1, 2002. Please read this supplement carefully and keep it with your May 1, 2002 prospectus, as supplemented May 1, 2002, August 14, 2002 and November 1, 2002, for future reference.

Effective as of the date of this supplement, we have increased the Guaranteed Minimum Income Benefit Rider charge from 0.35% to 0.45%. If you purchase this rider or if you upgrade this rider, then the new 0.45% charge will apply. However, if you have already purchased this rider and if you do not upgrade your rider, then your current Guaranteed Minimum Income Benefit Rider charge will remain unchanged.

As a result of the Guaranteed Minimum Income Benefit Rider charge increase, the prospectus is amended in the following respects:

SUMMARY

    Section 5. Expenses -- first sentence of third full paragraph on page 8:

  If you select the Guaranteed Minimum Income Benefit Rider, there is a current annual rider charge during the accumulation phase of 0.45% of the minimum annuitization value (not to exceed 0.50% if you upgrade the rider).

ANNUITY CONTRACT FEE TABLE

    sixth and seventh line items in the first column under Owner
 Transaction Expenses on page 14:

Guaranteed Minimum Income
Benefit Rider Charge During the
Accumulation Period (optional) (6).............0.45%
Guaranteed Minimum Income Benefit
Rider Charge After Upgrade (6)  (optional)
 Current........................0.45%
 Maximum.......................0.50%

    footnote (6) on page 15 - the first six sentences are replaced with the following:

(6) This rider is optional. You may add this rider when we issue the Contract, or anytime before the annuitant's 90th birthday. If you add it, whether as a new rider or an upgrade, we will impose during the accumulation period an annual rider charge equal to 0.45% of the minimum annuitization value on each rider anniversary and pro rata on the termination date of the rider (which includes upgrades of the minimum annuitization value and Contract surrender). If you choose to upgrade the rider, the charge for the rider after the upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%).

  The remainder of this footnote is unchanged.

EXAMPLES

    second paragraph on page 17:

  The expense examples reflect mortality and expense risk and administrative charges totaling 1.80% of subaccount value (assuming that the compounding minimum death benefit has been added), the $30 annual Contract charge, plus the Guaranteed Minimum Income Benefit Rider charge of 0.50% (which represents the maximum rider charge after upgrade) of minimum annuitization value (MAV) and the Additional Earnings Rider charge of 0.35% of annuity value. In the examples, the annual Contract charge of $30, the Guaranteed Minimum Benefit Rider charge of 0.50% (which represents the maximum rider charge after upgrade) and the Additional Earnings Rider charge of 0.35% are charged at the end of every Contract year. Because the current Guaranteed Minimum Income Benefit Rider charge is 0.45%, the amounts in the examples will be lower unless or until you upgrade the Guaranteed Minimum Income Benefit Rider at a time when the charge is 0.50%.

    Examples table and footnotes on page 17:

                                           If you Annuitize*
                                          or Remain Invested
                       If You Surrender   in the Contract at
    Subaccounts      the Contract at the    the End of the
                          End of the        Applicable Time
                       Applicable Time    Period or If You Do
                            Period         Not Surrender or
                                          Annuitize Under the
                                               Contract
                      1      3      5      10    1    3      5     10
                   Years    Years Years  Years  Year Years  Years  Years

    WRL AEGON Bond   $116    $190 $249  $403    $36  $110  $189    $403
    WRL Aggressive   123      213  285  472      43  133  225       472
    Asset
    Allocation
    WRL Alger        120      203  269  442      40  123  209       442
    Aggressive
    Growth
    WRL American     125      218  294  487      45  138  234       487
    Century
    International
    WRL Capital      121      206  274  451      41  126  214       451
    Guardian U.S.
    Equity
    WRL Capital      120      202  267  439      40  122  207       439
    Guardian Value
    WRL Clarion      120      203  270  444      40  123  210       444
    Real Estate
    Securities
    WRL              124      214  287  475      44  134  227       475
    Conservative
    Asset
    Allocation
    WRL Dreyfus Mid  120      203  270  444      40  123  210       444
    Cap
    WRL Federated    119      199  264  432      39  119  204       432
    Growth & Income
    WRL Gabelli      122      209  280  462      42  129  220       462
    Global Growth
    WRL GE U.S.      120      202  267  439      40  122  207       439
    Equity
    WRL Goldman      120      203  270  444      40  123  210       444
    Sachs Growth
    WRL Great        119      200  265  434      39  120  205       434
    Companies -
    America SM **
    WRL Great        120      203  270  444      40  123  210       444
    Companies -
    Global2
    WRL Great        120      203  270  443      40  123  210       443
    Companies -
    TechnologySM
    WRL J.P. Morgan  119      200  264  433      39  120  204       433
    Enhanced Index
    WRL Janus        124      215  289  479      44  135  229       479
    Balanced
    WRL Janus        120      202  268  440      40  122  208       440
    Global
    WRL Janus        119      200  265  434      39  120  205       434
    Growth
    WRL LKCM         120      203  270  444      40  123  210       444
    Capital Growth
    WRL LKCM         119      200  265  434      39  120  205       434
    Strategic Total
    Return
    WRL Moderate     124      214  287  474      44  134  227       474
    Asset
    Allocation
    WRL Moderately   124      213  286  473      44  133  226       473
    Aggressive
    Asset
    Allocation
    WRL Munder       120      203  270  444      40  123  210      444
    Net50
    WRL PBHG Mid     120      203  270  444      40  123  210      444
    Cap Growth
    WRL PBHG/NWQ     120      202  267  439      40  122  207      439
    Value Select
    WRL PIMCO Total  122      209  280  462      42  129  220      462
    Return
    WRL Salomon All  120      203  270  444      40  123  210      444
    Cap
    WRL T. Rowe      120      203  270  444      40  123  210      444
    Price Dividend
    Growth
    WRL T. Rowe      120      203  270  444      40  123  210      444
    Price Small Cap
    WRL Third        120      201  266  437      40  121  206      437
    Avenue Value
    WRL              123      212  284  470      43  132  224      470
    Transamerica
    Convertible
    Securities
    WRL              119      199  263  431      39  119  203      431
    Transamerica
    Equity
    WRL              122      209  280  462      42  129  220      462
    Transamerica
    Growth
    Opportunities
    WRL              114      186  241  389      34  106  181      389
    Transamerica
    Money Market
    WRL              118      196  258  422      38  116  198      422
    Transamerica
    U.S. Government
    Securities
    WRL              119      199  264  432      39  119  204      432
    Transamerica
    Value Balanced
    ***
    WRL Value Line   120      203  270  444      40  123  210      444
    Aggressive
    Growth
    WRL Van Kampen   120      201  266  437      40  121  206      437
    Emerging Growth
    VIP Equity-      119      199  263  430      39  119  203      430
    Income
    Portfolio
    VIP Contrafundr  120      202  267  439      40  122  207      439
    Portfolio
    VIP Growth       120      202  268  440       40  122  208     440
    Opportunities
    Portfolio

* You cannot annuitize your Contract before your Contract's fifth anniversary. If you select the Guaranteed Minimum Income Benefit Rider and you annuitize under the rider, you may annuitize on any rider anniversary. However, if you annuitize under the rider before the rider (or an upgrade of the rider) has been in force for 10 years, your annuity payments will be reduced, and certain other limitations apply.
** As of April 26, 2002, the WRL C.A.S.E. Growth subaccount
   merged into the WRL Great Companies-America SM subaccount.
***     As of April 26, 2002, the WRL AEGON Balanced subaccount
   merged into the WRL Transamerica Value Balanced subaccount.

    first paragraph on page 18, second to last sentence, immediately following the Examples table and footnotes:

  The Guaranteed Minimum Income Benefit Rider charge has been calculated assuming a current rider charge of 0.50% (which represents the maximum rider charge after upgrade) of MAV and assuming a current MAV annual growth rate of 6%.

SECTION 2.  ANNUITY PAYMENTS (THE INCOME PHASE)

    Rider Charge Before Annuitization on page 26 - the first four sentences of the first paragraph are replaced with the following:

  Prior to annuitization, a rider charge, currently 0.45% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value).
  If you choose to upgrade, the rider charge is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%.

  The remainder of this paragraph is unchanged.

SECTION 5.  EXPENSES

    Guaranteed Minimum Income Benefit Rider Charges on page 40:

  During Accumulation Period. The first two sentences in the first paragraph are replaced with the following:

  Prior to annuitization, a rider charge, currently 0.45% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value). The rider charge after an upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%).

  The last sentence of this paragraph is unchanged.

APPENDIX B - HISTORICAL PERFORMANCE DATA

    Standardized Performance Data, last paragraph immediately before Table 1, third to last sentence on page 86:

  The optional Guaranteed Minimum Income Benefit Rider charge of
  0.45% of minimum annuitization value ("MAV'') and the optional
  Additional Earnings Rider charge of 0.35% of annuity value have not been deducted.

    Non-Standardized Performance Data, last paragraph immediately before Table 3 on page 89, second to last sentence:

  The optional Guaranteed Minimum Income Benefit Rider charge of
  0.45% of MAV and the optional Additional Earnings Rider charge of 0.35% of annuity value have not been deducted.

    Adjusted Historical Performance Data, paragraph immediately following Table 4, second to last sentence on page 92:

  The charge for the optional Guaranteed Minimum Income Benefit
  Rider--0.45% of the minimum annuitization value--and that for the Additional Earnings Rider-0.35% of annuity value--will not be deducted.


WRL00047 - 12/2002


































                             PART B

          THE STATEMENT OF ADDITIONAL INFORMATION FROM
       POST-EFFECTIVE AMENDMENT NO. 2, AS SUPPLEMENTED, IS
                INCORPORATED HEREIN BY REFERENCE


















































                      WRL FREEDOM ENHANCER
                        VARIABLE ANNUITY

                         Issued Through
                   WRL SERIES ANNUITY ACCOUNT
                               By
           WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

               Supplement Dated December 31, 2002
    to Statement of Additional Information dated May 1, 2002
                   as Supplemented May 1, 2002

Please use this supplement with the WRL Freedom Enhancer statement of additional information dated May 1, 2002, as supplemented May 1, 2002. Please read this supplement carefully and keep it with your May 1, 2002 statement of additional information, as supplemented May 1, 2002, for future reference.

Effective as of the date of this supplement, we have increased the Guaranteed Minimum Income Benefit Rider charge from 0.35% to 0.45%. If you purchase this rider or if you upgrade this rider, then the new 0.45% charge will apply. However, if you have already purchased this rider and if you do not upgrade your rider, then your current Guaranteed Minimum Income Benefit Rider charge will remain unchanged.

As a result of the Guaranteed Minimum Income Benefit Rider charge increase, the statement of additional information is amended in the following respects:

HISTORICAL PERFORMANCE DATA

    Total Returns - first sentence of first paragraph after formula on page 18:

  For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.45% for the optional Guaranteed Minimum Income Benefit Rider and the 0.35% optional Additional Earnings Rider.

    Other Performance Data - second paragraph after formula on page 19, last sentence:

  The charge for the optional Guaranteed Minimum Income Benefit
  Rider of 0.45% of the minimum annuitization value and the Additional Earnings Rider of 0.35% of annuity value will not be deducted.



AG00767 - 12/2002



WRL Series Annuity Account

                               PART C
                          OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Financial Statements

               The   financial  statements  for  the  WRL  Series
               Annuity  Account  and  for  Western  Reserve  Life
               Assurance Co. of Ohio ("Western Reserve") are included in Part B.

         (b)  Exhibits

               (1) Copy of Resolution of the Board of Directors of Western Reserve establishing the separate account 1/

               (2)  Not Applicable

               (3)  Distribution of Contracts

                    (a)  Master Service and Distribution Compliance Agreement 1/
                    (b) Amendment to Master Service and Distribution Compliance Agreement 2/
                  (c)  Form of Broker/Dealer Supervisory and Service
                       Agreement 2/
                    (d)  Principal Underwriting Agreement 2/
                    (e)  First Amendment to Principal Underwriting Agreement 2/

               (4)       (a)        Specimen   Flexible   Payment
                         Variable  Accumulation Deferred  Annuity
                         Contract 3/
                    (b)  Guaranteed Minimum Income Benefit Rider (GIB01) 4/
                    (c)  Guaranteed Minimum Income Benefit Rider (GIB02) 5/
                    (d)  Terminal Illness Rider (EA 132) 4/
                    (e)  Nursing Care Facility Waiver Endorsement (EA 133) 4/
                    (f)  Tax Sheltered Annuity Endorsement (EA125) 6/
                    (g)  Endorsement - Contract Loan Provisions (EA126) 6/
                    (h)  Endorsement Dollar Cost Averaging (EA134) 6/
                    (i)  Endorsement - Asset Rebalancing Program (EA135) 6/
                    (j)  Additional Earnings Rider (AER01) 5/
                    (k) Guaranteed Minimum Death Benefit Endorsements (EA138A, EA139A, EA139B) 5/

               (5) Application for Flexible Payment Variable Accumulation Deferred Annuity Contract 7/

               (6)       (a)       Second  Amended  Articles   of
                         Incorporation of Western Reserve 1/
                    (b)  Certificate of First Amendment to Second
                       Amended Articles of
                         Incorporation of Western Reserve 8/
                    (c)  Amended  Code  of Regulations  of  Western
                         Reserve 1/

               (7)  Not Applicable

               (8)       (a)        Participation Agreement Among
                         Variable   Insurance   Products    Fund,
                         Fidelity  Distributors  Corporation  and
                         Western  Reserve Life Assurance  Co.  of
                         Ohio dated June 14, 1999 9/
                     (b)  Amendment No. 1 dated March 15, 2000 to Participation
                         Agreement - Variable Insurance Products Fund 6/
                     (c)  Second Amendment dated April 12, 2001 to Participation
                         Agreement - Variable Insurance Products Fund 101/
                     (d)  Participation Agreement Among Variable Insurance
                        Products
                         Fund II, Fidelity Distributors Corporation and
                         Western Reserve
                         Life Assurance Co. of Ohio dated June 14, 1999 9/
(e)  Amendment No. 1 dated March 15, 2000 to Participation
Agreement - Variable Insurance Products Fund II 6/
(f)  Second Amendment to Participation Agreement - Variable
Insurance Products Fund II 10/
(g)  Participation Agreement Among Variable Insurance Products
Fund III, Fidelity Distributors Corporation and Western Reserve
Life Assurance Co. of Ohio dated June 14, 1999 9/
(h)  Amendment No. 1 dated March 15, 2000 to Participation
Agreement - Variable Insurance Products Fund III 6/
(i)  Second Amendment to Participation Agreement - Variable
Insurance Products Fund III 10/

               (9)  Opinion  and  Consent of Thomas  E.  Pierpan,
                    Esq.  as to the Legality of Securities  Being
                    Registered 3/

               (10)      (a)       Written Consent of  Sutherland
                         Asbill & Brennan LLP
                    (b)  Written Consent of Ernst & Young LLP

               (11) Not Applicable

               (12) Not Applicable

               (13)  Schedules  for  Computation  of  Performance
Quotations 11/

               (14) Not Applicable

               (15) Powers of Attorney 12/

1/ This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
2/ This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
3/ This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated December 21, 1999 (File No. 333-93169) and is incorporated herein by reference.
4/ This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated July 12, 1999 (File No. 333-82705) and is incorporated herein by reference.
5/ This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.
6/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.
7/ This exhibit was previously filed on Post-Effective Amendment No. 15 to Form N-4 dated April 23, 2002 (File No. 33-49556) and is incorporated herein by reference
8/ This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.
9/ This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
10/ This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.
11/ This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

12/  This   exhibit   was  previously  filed  on   Post-Effective
     Amendment No. 5 to Form N-4 dated November 1, 2002 (File No.
     333-82705) and is incorporated herein by reference.

Item 25.  Directors and Officers of the Depositor

Name
                  Principal Business   Position and Offices
                        Address        with Depositor

Michael W. Kirby          (1)          Chairman  of the  Board
                                             and
                                            Chief Executive Officer

Jerome C. Vahl            (1)          Director and President

Kevin Bachmann            (2)          Director and Vice President

Brenda K. Clancy          (1)          Director and Vice President

Paul Raeburn              (1)          Director and Vice
                                          President

Alan M. Yaeger            (2)          Executive Vice
                                       President, Actuary and
                                       Chief Financial Officer





William H.                (2)          Senior  Vice President,
Geiger                                 Secretary,
                                       Corporate  Counsel  and
                                       Group Vice
                                       President - Compliance

Allan J.                  (2)          Vice         President,
Hamilton                               Treasurer
                                       and Controller
(1)  4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(2) 570 Carillon Parkway, St. Petersburg, Florida  33716

Item 26.  Persons Controlled By Or Under Common Control With The
Depositor Or Registrant.
VERENIGING AEGON - Netherlands Membership Association
AEGON N.V. (Netherlands) (52.27%)
 AEGON Nederland N.V. (Netherlands) (100%)
 AEGON Nevak Holding B.V. (Netherlands) (100%)
 AEGON Derivatives N.V. (Netherlands) (100%)
 Transamerica Corporation and subsidiaries (DE) (100%)
 AEGON DMS Holding B.V. (Netherlands) (100%)
   JC Penney Financial & Marketing Services Group Ltd. (Korea)
(100%)
   JC Penney Direct Marketing Services Japan K.K. (Japan) (100%)
   Canadian Premier Holdings Ltd (Canada) (100%)
      Canadian Premier Life Insurance Company (Canada) (100%)
     Legacy General Insurance Company (Canada) (100%)
   Cornerstone International Holdings Ltd (UK) (100%)
      Cornerstone International Marketing Ltd (UK) (100%)
      Stonebridge International Insurance Ltd (UK) (100%)
   JC Penney Direct Asia Pacific Pty Ltd (Australia) (100%)
      JC Penney Direct Service Asia Pacific Pty Ltd (Australia)
(100%)
      JC Penney Insurance Marketing Asia Pacific Pty Ltd
(Australia) (100%)
 AEGON INTERNATIONAL N.V. (Netherlands) (100%)
   The AEGON Trust - voting trust - (Advisory Board: - Donald J.
Shepard, Joseph B. M. Streppel,
   Dennis Hersch) (DE) (100%)
     AEGON U.S. Holding Corporation (DE) (100%)
      CORPA Reinsurance Company (NY) (100%)
      AEGON Management Company (IN) (100%)
      Short Hills Management Company (NJ) (100%)
      AEGON U.S. Corporation (IA) (100%)
       Commonwealth General Corporation and subsidiaries (DE)
(100%)
       AEGON USA, Inc. (IA) (100%)
       RCC North America LLC (DE) (100%)
       Transamerica Holding Company, L.L.C. (DE) (100%)
          Veterans Life Insurance Company (IL) (100%)
            Peoples Benefit Services, Inc. (PA) (100%)
          Transamerica Life Insurance Company (IA) (100%)
            Professional Life & Annuity Insurance Company (AZ)
(100%)
            AEGON Financial Services Group, Inc. (MN) (100%)
               AEGON Assignment Corporation of Kentucky (KY)
(100%)
               AEGON Assignment Corporation (IL) (100%)
               Transamerica Financial Institutions, Inc. (MN)
(100%)
          AEGON Funding Corp. (DE) (100%)
          AEGON USA Investment Management, LLC (IA) (100%)
          First AUSA Life Insurance Company - insurance holding
co.  (MD) (100%)
             AUSA Life Insurance Company, Inc. - insurance  (NY)
(100%)
             United Financial Services, Inc. (MD) (100%)
             Monumental General Casualty Company (MD) (100%)
             Bankers Financial Life Insurance Company (AZ) (100%)
             The Whitestone Corporation (MD) (100%)
             Cadet Holding Corp. (IA) (100%)
             Monumental General Life Insurance Co. of Puerto Rico
(PR) (51%)
             Iowa Fidelity Life Insurance Company (AZ) (100%)
             Southwest Equity Life Insurance Company (AZ) (100%)
             Life Investors Insurance Company of America - insurance  (IA)
             (100%)
                  Apple Partners of Iowa, L.L.C.  (IA) (100%)
                Life Investors Alliance LLC (DE) (100%)
             Western Reserve Life Assurance Co. of Ohio -
insurance (OH) (100%)
               WRL Insurance Agency, Inc. (CA) (100%)
                  WRL Insurance Agency of Alabama, Inc. (AL)
(100%)
                  WRL Insurance Agency of Massachusetts, Inc.
(MA) (100%)
                  WRL Insurance Agency of Nevada, Inc. (NV) (100%
                  WRL Insurance Agency of Wyoming, Inc. (WY)
(100%)
               AEGON Equity Group, Inc. (FL) (100%)
               AEGON/Transamerica Fund Services, Inc. - transfer
          agent (FL) (100%)
               AEGON/Transamerica Fund Advisers, Inc. -
          investment adviser (FL) (100%)
               World Financial Group Insurance Agency, Inc. (CA)
          (100%)
                 World Financial Group Insurance Agency of
                Alabama, Inc. (AL) (100%)
                World Financial Group Insurance Agency of
      Hawaii, Inc. (HI) (100%)
                World Financial Group Insurance Agency of
      Massachusetts, Inc. (MA) (100%)
                World Financial Group Insurance Agency of
      Nevada, Inc. (NV) (100%)
                World Financial Group Insurance Agency of New
      Mexico (NM) (100%)
                World Financial Group Insurance Agency of
      Wyoming, Inc. (WY) (100%)
                WFG Property & Casualty Insurance Agency, Inc.
      (GA) (100%)
                    WFG Property & Casualty Insurance Agency of
      Alabama, Inc. (AL) (100%)
                    WFG Property & Casualty Insurance Agency of
      California, Inc. (CA) (100%)
                    WFG Property & Casualty Insurance Agency of
      of Mississippi, Inc. (MS)
                    (100%)
                    WFG Property & Casualty Insurance Agency of
      Nevada, Inc. (NV) (100%)
                    WFG Property & Casualty Insurance Agency of
      Wyoming, Inc. (WY) (100%)
          AUSA Holding Company - holding company (MD) (100%)
           AEGON USA Investment Management, Inc. - investment
   adviser  (IA) (100%)
           AEGON USA Securities, Inc. - broker-dealer  (IA)
   (100%)
           Transamerica Capital, Inc. (CA) (100%)
           Universal Benefits Corporation - third party
      administrator (IA) (100%)
           Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)
           Massachusetts Fidelity Trust Company - trust company
      (IA) (100%)
           Roundit, Inc. (MD) (50%)
           Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
           Diversified Investment Advisors, Inc. - investment
     adviser (DE) (100%)
             Diversified Investors Securities Corp. - broker-
  dealer  (DE) (100%)
             George Beram & Company, Inc. (MA) (100%)
           Creditor Resources, Inc. - credit insurance  (MI)
   (100%)
             Premier Solutions Group, Inc. (MD) (100%)
             CRC Creditor Resources Canadian Dealer Network Inc. - insurance agency (Canada) 100%)
           Money Services, Inc. - financial counseling for employees and agents of affiliated companies (DE) (100%)
             ORBA Insurance Services, Inc. (CA) (40.15%)
             ADB Corporation, L.LC. (DE) (100%)
             AEGON USA Travel and Conference Services, LLC (IA)
        (100%)
             Great Companies, L.L.C. (IA) (30%)
           Zahorik Company, Inc. - broker-dealer  (CA) (100%)
             ZCI, Inc. (AL) (100%)
             Zahorik Texas, Inc. (TX) (100%)
           Monumental General Insurance Group, Inc. - holding
      company  (MD) (100%)
             Monumental General Mass Marketing, Inc. - marketing
        (MD) (100%)
             Trip Mate Insurance Agency, Inc. (KS) (100%)
             Monumental General Administrators, Inc. (MD) (100%)
               National Association Management and Consultant
      Services, Inc. (MD) (100%)
           AEGON Asset Management Services, Inc. (DE) (100%)
             World Group Securities, Inc. (DE) (100%)
             World Financial Group, Inc. (DE) (100%)
           InterSecurities, Inc. - broker-dealer  (DE) (100%)
           Idex Investor Services, Inc. - shareholder services
 (FL) (100%)
           Idex Management, Inc. - investment adviser  (DE)
      (100%)
           AEGON USA Realty Advisors Inc. - real estate investment services (IA) (100%)
            QSC Holding, Inc. (DE) (100%)
             Realty Information Systems, Inc. - information systems for real estate investment management  (IA) (100%)
             AEGON USA Real Estate Services, Inc. (DE) (100%)

 Item 27.Number of Contract Owners

          As of December 18, 2002, 459 nonqualified contracts and
          717 qualified contracts were in force.

 Item 28.Indemnification

          Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.


































                  Ohio General Corporation Law

           Section 1701.13  Authority of corporation.

     (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

          (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

          (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

          (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

          (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

          (c) By the shareholders;

          (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division
 (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

          (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

          (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

       (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and
 (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

     (6)  The  indemnification authorized by this  section  shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

     (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

   Second Amended Articles of Incorporation of Western Reserve

                         ARTICLE EIGHTH

     EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)   Expenses,  including  attorneys'  fees   incurred   in
 defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

     (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

     (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

     (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

         Amended Code of Regulations of Western Reserve

                            ARTICLE V

            Indemnification of Directors and Officers

     Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                      Rule 484 Undertaking

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Item 29.Principal Underwriter

                                    (a)      AFSG     Securities
             Corporation ("AFSG") is the principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A,
             Separate  Account  VA  B, Separate  Account  VA  C,
             Separate  Account  VA  D, Separate  Account  VA  E,
             Separate  Account  VA  F, Separate  Account  VA  I,
             Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, and AUSA Series Life Account, AUSA Series Annuity Account, and AUSA Series Annuity Account B of AUSA Life Insurance Company, Inc.; the Separate Account I, Separate Account II, and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, and WRL Separate Annuity Account B of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company; and Separate Account VA-2LNY of Transamerica Life Insurance Company of New York.

          (b) Directors and Officers of AFSG

                     Principal
  Name                Business   Position and Offices with
                      Address    Underwriter

  Larry N. Norman       (1)      Director and President

  Anne M. Spaes         (1)      Director and Vice President

  Lisa A.               (1)      Director, Vice President and
  Wachendorf                     Chief Compliance Officer

  John K. Carter        (2)      Vice President

  William G.            (2)      Vice President, Treasurer
  Cummings                       and Controller

  Thomas R.             (2)      Vice President
  Moriarty
  Christopher G.        (2)      Vice President
  Roetzer



  Michael V.            (2)      Vice President
  Williams
  Frank A. Camp         (1)      Secretary

  Priscilla I.          (2)      Assistant Vice President and
  Hechler                        Assistant Secretary

  Linda Gilmer          (1)      Assistant Treasurer

  Darin D. Smith        (1)      Vice President and Assistant
                                 Secretary

  Teresa L. Stolba      (1)      Assistant Compliance Officer

  Emily Bates           (3)      Assistant Treasurer

  Clifton W.            (4)      Assistant Treasurer
  Flenniken
  ______________________________________
(1)  4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(2)  570 Carillon Parkway, St. Petersburg, Florida 33716-1202
(3)  400 West Market Street, Louisville, Kentucky 40202
(4)  1111 North Charles Street, Baltimore, Maryland 21201

        (c) Compensation to Principal Underwriter

                      Net
     Name of      Underwriting   Compensation  Brokerage
    Principal        Discounts        on       Commissions   Commissions
   Underwriter        and       Redemption
                  Commissions
AFSG Securities
Corporation            0             0      $56,595,212         0
                                            (1)
                       0             0      $113,821,344        0
                                            (2)

(1)  fiscal year 2001
(2)  fiscal year 2000

 Item 30.Location of Accounts and Records

          All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

 Item 31.Management Services

          Not Applicable

 Item 32.Undertakings

               Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

          Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

 Item 33.Section 403(b)(11) Representation

          Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

          Texas ORP Representation

          The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.













                           SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the
Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 26th day of December, 2002.

                             WRL SERIES ANNUITY ACCOUNT
                             (Registrant)


                             By:  /s/ Michael W. Kirby________
                                Michael W. Kirby,  Chairman of
                               the Board and
                                Chief Executive Officer of
                                Western Reserve Life Assurance
                               Co. of Ohio */

                             WESTERN RESERVE LIFE ASSURANCE
                             CO. OF OHIO
                             (Depositor)

                             By:  /s/ Michael W. Kirby

                                 Michael W. Kirby, Chairman of
                               the Board and
                                 Chief Executive Officer */

    Pursuant  to the requirements of the Securities Act of  1933,
this   Post-Effective  Amendment  No.  3  to  this   Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title            Date

/s/  Michael  W. Kirby   Chairman of the Board and  December  26, 2002
Michael W. Kirby */    Chief Executive Officer

/s/ Jerome C. Vahl     Director and President        December 26, 2002
Jerome C. Vahl */

/s/  Kevin Bachmann     Director and Vice President December 26, 2002
Kevin Bachmann */

/s/  Brenda K. Clancy   Director and Vice President   December 26, 2002
Brenda K. Clancy */

Paul   Raeburn            Director and Vice President   December 26, 2002
Paul Raeburn */




/s/  Alan  M. Yaeger     Executive Vice President,     December  26, 2002
Alan M. Yaeger         Actuary and Chief Financial
                           Officer

/s/   Allan   J.  Hamilton   Vice  President,  Treasurer  December 26, 2002
Allan J. Hamilton            and Controller



*/s/ John K. Carter
Signed by  John K. Carter
As Attorney-in-Fact












































                          EXHIBIT INDEX


 Exhibit No.    Description of Exhibit


 24(b)(10)(a)   Written Consent of Sutherland Asbill & Brennan LLP

 24(b)(10)(b)   Written Consent of Ernst & Young LLP
















































EX-99.2.A

                      Exhibit 24(b)(10)(a)

       Written Consent of Sutherland Asbill & Brennan LLP























































                       [S.A.B. Letterhead]



                        December 26, 2002




Board of Directors
Western Reserve Life Assurance Co. of Ohio
WRL Series Annuity Account
570 Carillon Parkway
St. Petersburg, FL  33716

        RE: WRL Series Annuity Account
            WRL Freedom Enhancer
            File Nos. 333-93169/811-5672

Gentlemen:

     We hereby consent to the use of our name under the caption "Legal Matters" in the Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Registration
Statement on Form N-4 (File No. 333-93169) of the WRL Series Annuity Account filed by Western Reserve Life Assurance Co. of Ohio with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                             Very truly yours,

                             SUTHERLAND ASBILL & BRENNAN LLP



                             By: /s/ Mary Jane Wilson-Bilik
                                 Mary Jane Wilson-Bilik















EX-99.C1

                      Exhibit 24(b)(10)(b)

              Written Consent of Ernst & Young LLP























































                 Consent of Independent Auditors

We consent to the incorporation by reference in Post-Effective Amendment No. 3 to the Registration Statement (Form N-4 No. 333-93169) of the WRL Series Annuity Accountand in the related Prospectus of our reports (1) dated February 15, 2002 with respect to the statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio, and (2) dated January 31, 2002 with respect to the financial statements of the WRL Series Annuity Account.


                                   ERNST & YOUNG LLP

Des Moines, Iowa
December 23, 2002